SUPPLEMENT DATED OCTOBER 20, 2025
TO

PROSPECTUSES AND UPDATING SUMMARY PROSPECTUSES
EACH DATED MAY 1, 2025, FOR

LARGE CASE VARIABLE UNIVERAL LIFE INSURANCE

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
DELAWARE LIFE VARIABLE ACCOUNT G

This supplement contains information regarding investment options that are available under your Policy.

Effective November 3, 2025, the name of the following investment options will be changed:

Current Name	New Name
LVIP Macquarie SMID Cap Core Fund	LVIP Nomura SMID Cap Core Fund
LVIP Macquarie U.S. REIT Fund	LVIP Nomura U.S. REIT Fund

THE POLICIES REFERENCED IN THIS SUPPLEMENT ARE NO LONGER FOR SALE

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE